Common Stock Options (Details Narrative) - USD ($)									12 Months Ended
	Aug. 08, 2017	Jul. 04, 2017	May 02, 2017	Mar. 01, 2017	Jan. 08, 2017	Jul. 02, 2016	Jun. 02, 2016	Apr. 11, 2016	Dec. 31, 2017	Dec. 31, 2016
Stock option volatility rate									23500.00%	227.00%
Number of options expired				1,200,000	1,150,000	5,000,000		500,000
Strike price				$ 0.08	$ 0.08	$ 0.01		$ 0.05
Fair value of stock options granted									$ 0.14	$ 0.08
Amortization of common stock options									$ 1,577,845	$ 0
CFO Geoffrey Lawrence [Member]
Stock issued during period acquisition, shares	2,000,000
Stock option exercisable	$ 0.17
Stock option volatility rate	273.00%
Call option value	$ 0.0894
Stock issued during period acquisition, value	$ 178,765
CEO Mark Bradley [Member]
Stock issued during period acquisition, shares		1,750,000
Stock option exercisable		$ 0.17
Stock option volatility rate		226.00%
Call option value		$ 0.1409
Stock issued during period acquisition, value		$ 246,621
Michael Berk [Member]
Stock issued during period acquisition, shares		1,750,000
Stock option exercisable		$ 0.17
Stock option volatility rate		226.00%
Call option value		$ 0.1409
Stock issued during period acquisition, value		$ 246,621
Director Brett Pojunis [Member]
Stock issued during period acquisition, shares		3,000,000
Stock option exercisable		$ 0.17
Stock option volatility rate		226.00%
Call option value		$ 0.1409
Stock issued during period acquisition, value		$ 422,779
Consultant [Member]
Stock issued during period acquisition, shares		1,750,000
Stock option exercisable		$ 0.17
Stock option volatility rate		226.00%
Call option value		$ 0.1409
Stock issued during period acquisition, value		$ 246,621
Board of Directors [Member]
Stock issued during period acquisition, shares			2,000,000
Stock option exercisable			$ 0.07
Stock option volatility rate			234.00%
Call option value			$ 0.0525
Stock issued during period acquisition, value			$ 105,083
Stock option exercisable date			May 01, 2020
Board of Directors One [Member]
Stock issued during period acquisition, shares			1,000,000
Stock option exercisable			$ 0.07
Stock option volatility rate			234.00%
Call option value			$ 0.0525
Stock issued during period acquisition, value			$ 52,542
Stock option exercisable date			May 01, 2020
Board of Directors Two [Member]
Stock issued during period acquisition, shares			1,000,000
Stock option exercisable			$ 0.07
Stock option volatility rate			234.00%
Call option value			$ 0.0525
Stock issued during period acquisition, value			$ 52,542
Stock option exercisable date			May 01, 2020
Board of Directors Three [Member]
Stock issued during period acquisition, shares			500,000
Stock option exercisable			$ 0.07
Stock option volatility rate			234.00%
Call option value			$ 0.0525
Stock issued during period acquisition, value			$ 26,271
Stock option exercisable date			May 01, 2020
Lender [Member]
Stock issued during period acquisition, shares							5,000,000
Stock option exercisable							$ 0.01
Stock option volatility rate							227.00%
Call option value							$ 0.0001
Stock issued during period acquisition, value							$ 432
Stock option epiration date							Jul. 01, 2016
Lender One [Member]
Stock issued during period acquisition, shares							3,000,000
Stock option exercisable							$ 0.08
Stock option volatility rate							227.00%
Call option value							$ 0.0022
Stock issued during period acquisition, value							$ 6,564